INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 20,433	€ 17,384
Liberty Media
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 16,743	€ 15,816
FFS
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest (percent)	49.90%
FS China Limited
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest (percent)	49.00%
Stellantis Group | FCA Bank
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest (percent)	50.00%